Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 887,293	3,248,086	5,856,132
Restricted cash	97,716	215,192	644,928
Accounts receivable, net	289,291	1,750,898	1,909,319
Inventories	382,569	1,665,021	2,524,956
Prepayments to suppliers	86,960	329,457	573,937
Value-added tax recoverable	141,187	300,528	931,830
Amounts due from and prepayments to related parties	44,176	303,726	291,564
Prepaid expenses and other current assets	26,423	143,567	174,395
Total current assets	1,955,615	7,956,475	12,907,061
Restricted cash, excluding current portion	0	167,774	0
Long-term prepayments to suppliers	76,413	678,311	504,326
Property, plant and equipment, net	1,505,145	6,573,851	9,933,956
Land use rights	54,369	354,560	358,834
Intangible assets, net	24,318	207,826	160,494
Goodwill	41,464	273,666	273,666
Other assets	7,600	44,642	50,157
Total assets	3,664,924	16,257,105	24,188,494
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	887,557	3,501,027	5,857,878
Accounts payable	375,063	1,852,216	2,475,415
Advances from customers	151,711	30,554	1,001,292
Amounts due to related parties	12,800	31,138	84,481
Convertible senior notes	0	1,291,843	0
Other current liabilities and accrued expenses	55,138	232,610	363,912
Total current liabilities	1,482,269	6,939,388	9,782,978
Convertible senior notes	1,230	0	8,121
Senior secured convertible notes	12,608	100,139	83,213
Medium-term notes	151,686	0	1,001,128
Long-term debt, excluding current portion	378,255	752,809	2,496,482
Other liabilities	82,266	278,910	542,956
Total liabilities	2,108,314	8,071,246	13,914,878
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued and outstanding shares: 148,527,450 and 156,205,313 as of December 31, 2009 and 2010, respectively	1,800	11,363	11,881
Additional paid-in capital	971,666	6,130,890	6,412,995
Accumulated other comprehensive income	8,967	12,784	59,183
Retained earnings	282,852	480,037	1,866,813
Total equity attributable to Yingli Green Energy	1,265,285	6,635,074	8,350,872
Noncontrolling interests	291,325	1,550,785	1,922,744
Total shareholders' equity	1,556,610	8,185,859	10,273,616
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,664,924	16,257,105	24,188,494